Stockholders' Equity - Schedule of Warrants (Detail) - $ / shares	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2022
Stock option exercise price	$ 32.92	$ 51.71
Warrant [Member]
Balance - June 30, 2023	713,000	720,000	139,000
Weighted Average Exercise Price, Outstanding	$ 43.55	$ 49.36	$ 167.21
Issuance of 2022 Investor Warrants			240,000
Issuance of 2022 Investor Warrants			$ 62.5
Issuance of PFW			96,000
Issuance of PFW			$ 0.05
Issuance of 2022 Agent Warrants			12,000
Issuance of 2022 Agent Warrants			$ 78.13
Issuance of 2022 April Investor Warrants			324,000
Issuance of 2022 April Investor Warrants			$ 20.5
Issuance of 2022 April Agent Warrants			32,000
Issuance of 2022 April Agent Warrants			$ 33.13
Exercise of PFW			(96,000)
Exercise of PFW			$ 0.05
Exercise of 2020 Investor Warrants			(1,000)
Stock option exercise price			$ 50
Expiry of warrants			(26,000)
Expired			$ 427.51
Balance - Decemberr 31, 2023		713,000	720,000
Weighted Average Exercise Price, Outstanding		$ 43.55	$ 49.36
Warrant [Member] | 2018 Investor and Agent Warrants [Member]
Expiry of warrants		(7,000)
Expired		$ 625.68
Common Stock Warrants [Member]
Balance - June 30, 2023	713,000
Weighted Average Exercise Price, Outstanding	$ 43.55
Balance - Decemberr 31, 2023	693,000	713,000
Weighted Average Exercise Price, Outstanding	$ 43.12	$ 43.55
Common Stock Warrants [Member] | Issued For Services One [Member]
Expiry of warrants	(20,000)
Expired	$ 57.14